Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 94.05%
Australia: 5.56%
Ampol Limited (Energy, Oil, gas & consumable fuels)	8,367	$ 169,694
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	33,390	1,037,768
Aurizon Holdings Limited (Industrials, Road & rail)	434,817	1,039,852
Australia & New Zealand Banking Group Limited (Financials, Banks)	108,200	2,045,206
BlueScope Steel Limited (Materials, Metals & mining)	111,946	1,555,968
Brambles Limited (Industrials, Commercial services & supplies)	107,477	761,440
Coles Group Limited (Consumer staples, Food & staples retailing)	36,139	461,487
Commonwealth Bank of Australia (Financials, Banks)	58,434	3,857,884
Computershare Limited (Information technology, IT services)	66,250	895,404
CSL Limited (Health care, Biotechnology)	17,230	3,746,448
Dexus Property Group (Real estate, Equity REITs)	75,113	593,727
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	8,535	780,826
Fortescue Metals Group Limited (Materials, Metals & mining)	58,781	705,887
Goodman Group (Real estate, Equity REITs)	63,312	1,105,060
Lendlease Corporation Limited (Real estate, Real estate management & development)	24,982	188,287
Macquarie Group Limited (Financials, Capital markets)	11,641	1,621,153
Magellan Financial Group Limited (Financials, Capital markets)	4,827	112,985
Medibank Private Limited (Financials, Insurance)	523,362	1,278,727
Mirvac Group (Real estate, Equity REITs)	202,252	409,500
National Australia Bank Limited (Financials, Banks)	114,743	2,217,185
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	63,415	215,948
Qantas Airways Limited (Industrials, Airlines) †	108,101	386,428
REA Group Limited (Communication services, Interactive media & services)	5,035	576,385
Rio Tinto Limited (Materials, Metals & mining)	13,030	864,576
SEEK Limited (Communication services, Interactive media & services)	20,010	490,997
Sonic Healthcare Limited (Health care, Health care providers & services)	32,902	994,874
South32 Limited (Materials, Metals & mining)	185,582	463,745
Stockland Corporation Limited (Real estate, Equity REITs)	164,447	507,695
Suncorp Group Limited (Financials, Insurance)	45,695	350,119
Sydney Airport Holdings Limited (Industrials, Transportation infrastructure) †	62,350	367,222
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	318,350	1,120,731
Telstra Corporation Limited (Communication services, Diversified telecommunication services)	171,063	492,995
The GPT Group (Real estate, Equity REITs)	159,143	593,800
Transurban Group (Industrials, Transportation infrastructure)	77,106	744,307
Treasury Wine Estates Limited (Consumer staples, Beverages)	70,423	604,643
Vicinity Centres (Real estate, Equity REITs)	464,992	557,262
Washington H. Soul Pattinson & Company Limited (Energy, Oil, gas & consumable fuels)	7,824	172,487
Wesfarmers Limited (Consumer discretionary, Multiline retail)	37,249	1,501,486
Westpac Banking Corporation (Financials, Banks)	130,406	1,889,309
Wisetech Global Limited (Information technology, Software)	6,652	243,680
Woolworths Group Limited (Consumer staples, Food & staples retailing)	22,395	648,384
		38,371,561
Austria: 0.14%
OMV AG (Energy, Oil, gas & consumable fuels)	2,042	108,440
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Austria: (continued)
Raiffeisen Bank International AG (Financials, Banks)	5,809	$ 172,759
Voestalpine AG (Materials, Metals & mining)	20,453	690,238
		971,437
Belgium: 0.85%
Ageas NV (Financials, Insurance)	17,473	903,615
Anheuser-Busch InBev SA (Consumer staples, Beverages)	27,032	1,508,446
Groupe Bruxelles Lambert SA (Financials, Diversified financial services)	910	98,826
KBC Group NV (Financials, Banks)	6,671	559,966
Proximus SA (Communication services, Diversified telecommunication services)	45,910	834,512
Sofina SA (Financials, Diversified financial services)	30	13,941
Solvay SA (Materials, Chemicals)	6,023	673,904
UCB SA (Health care, Pharmaceuticals)	3,219	351,996
Umicore SA (Materials, Chemicals)	18,537	906,439
		5,851,645
Canada: 10.21%
Alimentation Couche-Tard Incorporated Class B (Consumer staples, Food & staples retailing)	30,670	1,123,610
Altagas Limited (Energy, Oil, gas & consumable fuels)	63,200	1,202,208
ATCO Limited Class I (Utilities, Multi-utilities)	26,500	863,592
B2Gold Corporation (Materials, Metals & mining)	38,900	154,084
Bank of Montreal (Financials, Banks)	23,591	2,456,884
Barrick Gold Corporation (Materials, Metals & mining)	6,700	127,344
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	39,400	935,151
BCE Incorporated (Communication services, Diversified telecommunication services)	6,586	331,452
Blackberry Limited TSX (Information technology, Software) †	19,100	181,962
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	38,328	2,140,451
Canadian Apartment Properties (Real estate, Equity REITs)	14,700	654,305
Canadian Imperial Bank of Commerce (Financials, Banks)	16,474	1,837,036
Canadian National Railway Company (Industrials, Road & rail)	28,337	3,590,455
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	51,600	2,110,129
Canadian Pacific Railway Limited (Industrials, Road & rail)	23,710	1,659,301
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	5,900	779,800
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	25,200	676,629
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	20,900	248,028
CGI Incorporated (Information technology, IT services) †	14,565	1,216,781
Constellation Software Incorporated (Information technology, Software)	928	1,579,071
Emera Incorporated (Utilities, Electric utilities)	9,800	450,242
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	29,500	845,892
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	73,100	2,742,716
Fairfax Financial Holdings Limited (Financials, Insurance)	3,400	1,508,967
First Quantum Minerals Limited (Materials, Metals & mining)	20,900	445,502
FirstService Corporation (Real estate, Real estate management & development)	3,400	653,518
Fortis Incorporated (Utilities, Electric utilities)	7,844	339,316
George Weston Limited (Consumer staples, Food & staples retailing)	8,400	886,522
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	33,700	1,365,200
Great-West Lifeco Incorporated (Financials, Insurance)	4,300	124,814
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Canada: (continued)
iA Financial Corporation (Financials, Insurance)	8,500	$ 451,665
IGM Financial Incorporated (Financials, Capital markets)	28,000	1,011,985
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	26,800	885,956
Intact Financial Corporation (Financials, Insurance)	5,275	654,580
Keyera Corporation (Energy, Oil, gas & consumable fuels)	7,900	173,529
Kinross Gold Corporation (Materials, Metals & mining)	5,100	30,262
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	12,100	912,153
Lundin Mining Corporation (Materials, Metals & mining)	60,400	474,235
Magna International Incorporated (Consumer discretionary, Auto components)	10,227	766,555
Manulife Financial Corporation (Financials, Insurance)	65,300	1,167,523
Metro Incorporated (Consumer staples, Food & staples retailing)	4,230	201,856
National Bank of Canada (Financials, Banks)	12,708	987,532
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	8,000	239,477
Nutrien Limited (Materials, Chemicals)	18,800	1,246,220
Onex Corporation (Financials, Diversified financial services)	14,300	1,039,043
Open Text Corporation (Information technology, Software)	8,218	389,615
Open Text Corporation (Information technology, Software)	13,700	649,475
Pan American Silver Corporation (Materials, Metals & mining)	7,400	189,019
Parkland Corporation (Energy, Oil, gas & consumable fuels)	29,200	753,858
Power Corporation of Canada (Financials, Insurance)	22,896	738,615
Quebecor Incorporated Class B (Communication services, Media)	16,000	356,084
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	16,103	900,921
RioCan REIT (Real estate, Equity REITs)	6,400	106,462
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	12,637	565,448
Royal Bank of Canada (Financials, Banks)	48,031	4,748,769
Saputo Incorporated (Consumer staples, Food products)	8,800	194,813
Shopify Incorporated Class A (Information technology, IT services) †	3,400	5,166,153
Sun Life Financial Incorporated (Financials, Insurance)	18,458	980,082
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	53,000	1,291,135
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	24,500	1,149,196
Tecl Rresources Limited Class B (Materials, Metals & mining)	3,400	90,173
The Bank of Nova Scotia (Financials, Banks)	45,208	2,823,355
The Toronto-Dominion Bank (Financials, Banks)	56,618	3,995,548
Thomson Reuters Corporation (Industrials, Professional services)	4,500	538,436
TMX Group Limited (Financials, Capital markets)	1,400	135,863
Toromont Industries Limited (Industrials, Trading companies & distributors)	6,300	529,171
WSP Global Incorporated (Industrials, Construction & engineering)	5,200	723,307
		70,489,031
Denmark: 2.50%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	235	707,531
Carlsberg AS Class B (Consumer staples, Beverages)	5,780	897,627
Coloplast AS Class B (Health care, Health care equipment & supplies)	6,206	1,013,721
Danske Bank AS (Financials, Banks)	24,820	410,360
DSV Panalpina AS (Industrials, Air freight & logistics)	5,717	1,244,738
Genmab AS (Health care, Biotechnology) †	3,571	1,383,912
GN Store Nord AS (Health care, Health care equipment & supplies)	4,412	254,087
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	64,443	6,898,621
Novozymes AS Class B (Materials, Chemicals)	5,163	392,101
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	13,061	1,625,081
Rockwool International Class A (Industrials, Building products)	1,395	579,792
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Denmark: (continued)
Vestas Wind System AS Class A (Industrials, Electrical equipment)	24,988	$ 839,016
William Demant Holding (Health care, Health care equipment & supplies) †	20,738	994,564
		17,241,151
Finland: 0.96%
Elisa Oyj (Communication services, Diversified telecommunication services)	195	11,709
Fortum Oyj (Utilities, Electric utilities)	23,899	687,147
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	30,656	962,513
Kone Oyj Class B (Industrials, Machinery)	4,824	316,911
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	5,590	264,390
Nokia Oyj (Information technology, Communications equipment) †	176,081	986,873
Nordea Bank AB (Financials, Banks)	127,192	1,506,330
Orion Oyj Class B (Health care, Pharmaceuticals)	18,000	740,954
Sampo Oyj Class A (Financials, Insurance)	10,286	504,707
UPM-Kymmene Oyj (Materials, Paper & forest products)	10,470	379,652
Wartsila Oyj ABP (Industrials, Machinery)	16,794	232,651
		6,593,837
France: 8.69%
Air Liquide SA (Materials, Chemicals)	12,184	2,012,097
Amundi SA (Financials, Capital markets) 144A	2,575	214,223
Arkema SA (Materials, Chemicals)	945	123,910
Atos Origin SA (Information technology, IT services)	3,512	150,098
AXA SA (Financials, Insurance)	56,339	1,548,649
BNP Paribas SA (Financials, Banks)	35,423	2,201,526
Bolloré SA (Industrials, Air freight & logistics)	170,426	914,422
Bouygues SA (Industrials, Construction & engineering)	5,426	183,263
Bureau Veritas SA (Industrials, Professional services)	17,818	564,302
Capgemini SE (Information technology, IT services)	8,053	1,859,209
Carrefour SA (Consumer staples, Food & staples retailing)	82,258	1,360,574
CNP Assurances SA (Financials, Insurance)	33,688	821,283
Compagnie de Saint-Gobain SA (Industrials, Building products)	23,064	1,462,942
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	7,423	1,095,415
Covivio (Real estate, Equity REITs)	2,172	179,980
Credit Agricole SA (Financials, Banks)	5,334	72,632
Danone SA (Consumer staples, Food products)	22,822	1,342,243
Dassault Avation SA (Industrials, Aerospace & defense)	7,888	747,577
Dassault Systèmes SE (Information technology, Software)	21,855	1,317,440
Edenred Group (Information technology, IT services)	1,455	65,087
Eiffage SA (Industrials, Construction & engineering)	84	7,823
Engie SA (Utilities, Multi-utilities)	19,238	278,309
Essilor International (Compagnie Generale d'Optique) (Consumer discretionary, Textiles, apparel & luxury goods)	5,895	1,181,405
Eurazeo SA (Financials, Diversified financial services)	2,197	180,169
Groupe Eurotunnel SE (Industrials, Transportation infrastructure)	11,492	169,795
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	967	1,814,677
Ipsen SA (Health care, Pharmaceuticals)	8,042	784,854
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,990	1,532,479
Klepierre SA (Real estate, Equity REITs)	35,677	750,742
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	24,207	1,121,158
Legrand SA (Industrials, Electrical equipment)	10,123	1,112,062
L'Oréal SA (Consumer staples, Personal products)	9,267	4,184,398
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
France: (continued)
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	8,832	$ 6,867,712
Orange SA (Communication services, Diversified telecommunication services)	70,779	760,928
Pernod-Ricard SA (Consumer staples, Beverages)	5,949	1,365,054
Publicis Groupe SA (Communication services, Media)	18,534	1,199,313
Renault SA (Consumer discretionary, Automobiles) †	6,819	219,400
Safran SA (Industrials, Aerospace & defense)	9,266	1,034,954
Sanofi SA (Health care, Pharmaceuticals)	40,865	3,884,721
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	858	506,542
Schneider Electric SE (Industrials, Electrical equipment)	19,992	3,548,059
SCOR SE (Financials, Insurance)	13,732	431,030
Societe Generale SA (Financials, Banks)	34,413	1,070,840
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure) †	11,116	935,273
Teleperformance SE (Industrials, Professional services)	2,187	899,585
Thales SA (Industrials, Aerospace & defense)	4,089	335,486
Total SA (Energy, Oil, gas & consumable fuels)	80,325	3,695,975
Veolia Environnement SA (Utilities, Multi-utilities)	14,060	450,894
Vinci SA (Industrials, Construction & engineering)	10,204	965,418
Vivendi SE (Communication services, Entertainment)	25,246	321,505
Wendel SA (Financials, Diversified financial services)	952	108,854
		59,956,286
Germany: 6.63%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	4,810	1,391,137
Allianz AG (Financials, Insurance)	12,341	2,678,333
BASF SE (Materials, Chemicals)	28,641	1,875,871
Bayer AG (Health care, Pharmaceuticals)	34,589	1,744,583
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	12,372	1,185,898
Bechtle AG (Information technology, IT services)	9,863	711,019
Beiersdorf AG (Consumer staples, Personal products)	3,696	367,612
Brenntag AG (Industrials, Trading companies & distributors)	11,270	965,280
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	4,154	832,253
Continental AG (Consumer discretionary, Auto components)	3,554	380,116
Covestro AG (Materials, Chemicals) 144A	10,569	596,097
Daimler AG (Consumer discretionary, Automobiles)	32,633	3,056,179
Deutsche Bank AG (Financials, Capital markets) †	95,627	1,147,699
Deutsche Boerse AG (Financials, Capital markets)	1,054	165,502
Deutsche Lufthansa AG (Industrials, Airlines) †	60,327	366,048
Deutsche Post AG (Industrials, Air freight & logistics)	41,237	2,435,521
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	75,834	1,335,640
Deutsche Wohnen AG (Real estate, Real estate management & development)	3,395	152,271
E.ON SE (Utilities, Multi-utilities)	70,895	874,585
Evonik Industries AG (Materials, Chemicals)	10,314	310,114
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	5,806	346,168
Fresenius SE & Company KGaA (Health care, Health care providers & services)	17,915	678,067
GEA Group AG (Industrials, Machinery)	12,313	623,132
Hannover Rueck SE (Financials, Insurance)	319	55,755
Heidelbergcement AG (Materials, Construction materials)	5,279	351,220
Hellofresh SE (Consumer discretionary, Internet & direct marketing retail) †	5,860	594,319
Henkel AG & Company KGaA (Consumer staples, Household products)	3,088	229,336
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Germany: (continued)
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	19,716	$ 891,428
Kion Group AG (Industrials, Machinery)	287	30,858
LANXESS AG (Materials, Chemicals)	9,267	536,669
LEG Immobilien AG (Real estate, Real estate management & development)	539	75,417
Merck KGaA (Health care, Pharmaceuticals)	9,184	2,269,872
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,089	830,584
Nemetschek SE (Information technology, Software)	4,996	631,408
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)	4,341	524,485
Rational AG (Industrials, Machinery)	222	204,499
RWE AG (Utilities, Multi-utilities)	18,034	694,489
SAP SE (Information technology, Software)	36,939	4,733,778
Scout24 AG (Communication services, Interactive media & services) 144A	1,805	119,793
Siemens AG (Industrials, Industrial conglomerates)	26,142	4,167,443
Siemens Energy AG (Industrials, Electrical equipment) †	5,486	146,140
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	13,328	968,045
Uniper SE (Utilities, Independent power & renewable electricity producers)	45,993	1,996,825
United Internet AG (Communication services, Diversified telecommunication services)	9,934	372,257
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	12,056	1,096,415
		45,740,160
Hong Kong: 2.81%
AIA Group Limited (Financials, Insurance)	356,200	3,749,875
BOC Hong Kong (Holdings) Limited (Financials, Banks)	65,500	197,994
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	436,200	779,923
CK Asset Holdings Limited (Real estate, Real estate management & development)	200,690	1,147,950
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	169,070	1,058,414
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	188,500	1,093,951
CLP Holdings Limited (Utilities, Electric utilities)	75,500	739,663
Hang Seng Bank Limited (Financials, Banks)	28,527	504,452
Henderson Land Development Company Limited (Real estate, Real estate management & development)	164,198	671,424
Hong Kong & China Gas Company Limited (Utilities, Gas utilities)	152,000	226,569
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	30,100	1,655,242
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	76,400	411,883
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	149,574	202,456
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	1,600	90,497
Link REIT (Real estate, Equity REITs)	67,800	587,742
MTR Corporation Limited (Industrials, Road & rail)	84,500	450,058
New World Development Company Limited (Real estate, Real estate management & development)	33,000	130,299
Power Assets Holdings Limited (Utilities, Electric utilities)	137,500	828,394
Sino Land Company (Real estate, Real estate management & development)	117,899	140,365
SITC International Holdings Incorporated (Industrials, Marine)	66,000	263,497
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	79,500	968,046
Swire Pacific Limited Class A (Real estate, Real estate management & development)	99,478	549,230
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Swire Properties Limited (Real estate, Real estate management & development)	61,400	$ 145,733
Techtronic Industries Company Limited (Industrials, Machinery)	42,243	868,799
WH Group Limited (Consumer staples, Food products) 144A	1,944,500	1,223,474
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	286,000	697,643
		19,383,573
Ireland: 0.57%
CRH plc (Materials, Construction materials)	36,450	1,772,004
DCC plc (Industrials, Industrial conglomerates)	5,195	382,641
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,734	237,471
Kerry Group plc Class A (Consumer staples, Food products)	7,574	932,839
Kingspan Group plc (Industrials, Building products)	869	100,760
Smurfit Kappa Group plc (Materials, Containers & packaging)	10,471	536,692
		3,962,407
Israel: 0.67%
Bank Hapoalim BM (Financials, Banks)	64,409	626,167
Bank Leumi Le-Israel (Financials, Banks)	98,997	952,610
Check Point Software Technologies Limited (Information technology, Software) †	9,536	1,061,452
Elbit Systems Limited (Industrials, Aerospace & defense)	726	105,869
ICL Group Limited (Materials, Chemicals)	29,735	258,393
Israel Discount Bank Limited Class A (Financials, Banks)	113,516	693,675
Mizrahi Tefahot Bank Limited (Financials, Banks)	11,865	436,291
Nice Systems Limited ADR (Information technology, Software) †	659	191,433
Wix.com Limited (Information technology, IT services) †	1,946	297,349
		4,623,239
Italy: 1.45%
Assicurazioni Generali SpA (Financials, Insurance)	38,614	773,530
Atlantia SpA (Industrials, Transportation infrastructure) †	17,578	321,004
DiaSorin SpA (Health care, Health care equipment & supplies)	2,545	543,117
Enel SpA (Utilities, Electric utilities)	266,063	2,016,056
Eni SpA (Energy, Oil, gas & consumable fuels)	90,586	1,193,723
FinecoBank SpA (Financials, Banks)	4,037	70,704
Intesa Sanpaolo SpA (Financials, Banks)	383,332	917,892
Mediobanca SpA (Financials, Banks)	64,017	708,140
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	4,626	333,981
Poste Italiane SpA (Financials, Insurance) 144A	11,741	147,652
Prysmian SpA (Industrials, Electrical equipment)	9,037	335,046
Recordati SpA (Health care, Pharmaceuticals)	16,184	1,015,399
Snam SpA (Utilities, Gas utilities)	79,843	449,941
Telecom Italia SpA (Communication services, Diversified telecommunication services)	1,033,843	537,170
Terna SpA (Utilities, Electric utilities)	20,062	149,188
UniCredit SpA (Financials, Banks)	43,317	523,002
		10,035,545
Japan: 19.45%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	11,000	960,307
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	10,900	399,987
Ajinomoto Company Incorporated (Consumer staples, Food products)	26,750	802,076
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
All Nippon Airways Company Limited (Industrials, Airlines) †	2,700	$ 53,131
Asahi Breweries Limited (Consumer staples, Beverages)	3,100	114,329
Asahi Glass Company Limited (Industrials, Building products)	5,800	282,442
Asahi Kasei Corporation (Materials, Chemicals)	26,700	249,643
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	49,300	773,041
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	9,400	414,354
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	4,700	365,816
Bridgestone Corporation (Consumer discretionary, Auto components)	9,400	376,926
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	6,800	116,705
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	30,900	679,575
Capcom Company Limited (Communication services, Entertainment)	11,800	293,706
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	72,100	727,355
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	4,900	158,729
Concordia Financial Group Limited (Financials, Banks)	28,900	104,826
CyberAgent Incorporated (Communication services, Media)	13,200	242,946
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	25,600	600,836
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	40,800	817,411
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	20,800	517,007
Daikin Industries Limited (Industrials, Building products)	6,166	1,255,547
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	11,000	1,191,406
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	31,300	908,955
Daiwa Securities Group Incorporated (Financials, Capital markets)	68,600	380,424
DENSO Corporation (Consumer discretionary, Auto components)	14,300	1,046,120
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	1,000	286,252
Eisai Company Limited (Health care, Pharmaceuticals)	2,800	169,219
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	334,700	1,242,497
FANUC Corporation (Industrials, Machinery)	4,500	882,191
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	1,600	947,237
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	26,900	1,400,404
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	13,400	1,054,058
Fujitsu Limited (Information technology, IT services)	11,200	1,851,178
GLP J-REIT (Real estate, Equity REITs)	526	839,013
Hakuhodo DY Holdings Incorporated (Communication services, Media)	59,500	880,262
Hino Motors Limited (Industrials, Machinery)	96,500	796,376
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	2,400	402,496
Hisamitsu Pharmaceutical Company Incorporated (Health care, Pharmaceuticals)	2,500	87,697
Hitachi Limited (Industrials, Industrial conglomerates)	44,300	2,595,012
Honda Motor Company Limited (Consumer discretionary, Automobiles)	60,700	1,662,255
Hoya Corporation (Health care, Health care equipment & supplies)	13,400	2,121,039
Hulic Company Limited (Real estate, Real estate management & development)	22,000	208,129
Ibiden Company Limited (Information technology, Electronic equipment, instruments & components)	1,200	74,199
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	20,800	535,052
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	12,300	$ 253,999
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	57,000	466,408
Isuzu Motors Limited (Consumer discretionary, Automobiles)	40,800	546,827
ITO EN Limited (Consumer staples, Beverages)	2,900	170,642
Itochu Corporation (Industrials, Trading companies & distributors)	27,800	795,027
Itochu Techno-Solutions Corporation (Information technology, IT services)	1,600	52,051
Japan Airlines Company Limited (Industrials, Airlines) †	5,000	90,130
Japan Post Holdings Company Limited (Financials, Insurance)	35,000	540,663
Japan Retail Fund Investment Corporation (Real estate, Equity REITs)	121	104,400
Japan Tobacco Incorporated (Consumer staples, Tobacco)	22,500	448,129
JFE Holdings Incorporated (Materials, Metals & mining)	64,600	736,298
Kajima Corporation (Industrials, Construction & engineering)	36,800	404,720
Kakaku.com Incorporated (Communication services, Interactive media & services)	19,600	547,648
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	3,300	29,813
Kao Corporation (Consumer staples, Personal products)	10,500	535,622
KDDI Corporation (Communication services, Wireless telecommunication services)	46,500	1,349,205
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	4,800	2,964,390
Kikkoman Corporation (Consumer staples, Food products)	800	61,070
Kintetsu Group Holdings Company Limited (Industrials, Road & rail) †	1,800	51,700
Kirin Holdings Company Limited (Consumer staples, Beverages)	19,600	312,281
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	300	23,620
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	10,500	395,816
KOEI TECMO Holdings Company Limited (Communication services, Entertainment)	7,800	324,998
Koito Manufacturing Company Limited (Consumer discretionary, Auto components)	2,300	131,893
Komatsu Limited (Industrials, Machinery)	21,200	479,609
Konami Holdings Corporation (Communication services, Entertainment)	11,300	577,664
KOSE Corporation (Consumer staples, Personal products)	2,700	324,907
Kubota Corporation (Industrials, Machinery)	20,000	416,160
Kurita Water Industries Limited (Industrials, Machinery)	2,900	135,078
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	3,400	201,520
Lasertec Corporation (Information technology, Semiconductors & semiconductor equipment)	1,300	337,591
Lion Corporation (Consumer staples, Household products)	14,400	204,532
M3 Incorporated (Health care, Health care technology)	14,900	800,999
Makita Corporation (Industrials, Machinery)	9,700	425,906
Marubeni Corporation (Industrials, Trading companies & distributors)	172,700	1,544,347
Mazda Motor Corporation (Consumer discretionary, Automobiles) †	116,700	941,482
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	18,600	830,108
MediPal Holdings Corporation (Health care, Health care providers & services)	58,600	1,053,204
Meiji Holdings Company Limited (Consumer staples, Food products)	1,900	111,825
Minebea Company Limited (Industrials, Machinery)	15,600	410,521
Misumi Group Incorporated (Industrials, Machinery)	9,400	396,332
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	129,000	1,008,432
Mitsubishi Corporation (Industrials, Trading companies & distributors)	28,800	856,352
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	93,500	1,168,259
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	10,300	$ 141,562
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	34,200	565,621
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	27,200	610,111
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	368,800	1,947,773
Mitsui & Company Limited (Industrials, Trading companies & distributors)	59,000	1,326,521
Mitsui Chemicals Incorporated (Materials, Chemicals)	39,700	1,057,486
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	15,500	318,606
Mizuho Financial Group Incorporated (Financials, Banks)	57,770	712,227
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	18,500	539,435
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	15,200	1,115,132
Nabtesco Corporation (Industrials, Machinery)	11,800	339,522
NEC Corporation (Information technology, IT services)	8,900	401,544
NGK Insulators Limited (Industrials, Machinery)	51,400	811,753
NH Foods Limited (Consumer staples, Food products)	18,700	635,740
Nidec Corporation (Industrials, Electrical equipment)	9,200	1,053,469
Nintendo Company Limited (Communication services, Entertainment)	4,200	1,852,275
Nippon Shinyaku Company Limited (Health care, Pharmaceuticals)	5,200	385,014
Nippon Steel Corporation (Materials, Metals & mining)	69,300	1,021,737
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	55,500	1,527,131
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	18,700	1,211,177
Nissan Motor Company Limited (Consumer discretionary, Automobiles) †	59,700	295,195
Nitto Denko Corporation (Materials, Chemicals)	6,800	471,437
Nomura Holdings Incorporated (Financials, Capital markets)	81,800	342,755
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	27,200	589,764
Nomura Real Estate Master Fund Incorporated (Real estate, Equity REITs)	13	18,534
Nomura Research Institute Limited (Information technology, IT services)	32,300	1,380,896
NSK Limited (Industrials, Machinery)	75,500	509,725
NTT Data Corporation (Information technology, IT services)	38,267	807,579
Obayashi Corporation (Industrials, Construction & engineering)	41,200	302,613
OBIC Company Limited (Information technology, IT services)	600	110,348
Oji Holdings Corporation (Materials, Paper & forest products)	134,100	617,050
Olympus Corporation (Health care, Health care equipment & supplies)	20,300	453,569
Omron Corporation (Information technology, Electronic equipment, instruments & components)	3,800	365,106
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	8,900	196,305
Oracle Corporation (Japan) (Information technology, Software)	6,200	608,197
ORIX Corporation (Financials, Diversified financial services)	27,100	533,962
Osaka Gas Company Limited (Utilities, Gas utilities)	11,900	191,163
Otsuka Corporation (Information technology, IT services)	19,500	891,156
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	13,300	481,721
Panasonic Corporation (Consumer discretionary, Household durables)	80,800	880,924
PeptiDream Incorporated (Health care, Biotechnology) †	3,500	88,343
Persol Holdings Company Limited (Industrials, Professional services)	43,800	1,261,122
Pigeon Corporation (Consumer staples, Household products)	24,500	496,727
Pola Orbis Holdings Incorporated (Consumer staples, Personal products)	39,600	705,620
Recruit Holdings Company Limited (Industrials, Professional services)	33,600	2,040,180
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	38,000	477,482
Resona Holdings Incorporated (Financials, Banks)	74,800	273,175
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	5,200	482,894
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
SBI Holdings Incorporated (Financials, Capital markets)	6,850	$ 175,745
SCSK Corporation (Information technology, IT services)	27,700	524,623
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	20,200	325,694
Sekisui House Limited (Consumer discretionary, Household durables)	25,600	497,531
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	28,200	1,135,823
SG Holdings Company Limited (Industrials, Air freight & logistics)	6,300	139,051
Sharp Corporation (Consumer discretionary, Household durables)	17,100	190,762
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	14,500	614,805
Shimano Incorporated (Consumer discretionary, Leisure products)	1,400	387,221
Shimizu Corporation (Industrials, Construction & engineering)	28,800	181,442
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	7,800	1,299,220
Shionogi & Company Limited (Health care, Pharmaceuticals)	7,600	530,566
Shiseido Company Limited (Consumer staples, Personal products)	7,000	401,238
Shizuoka Bank Limited (Financials, Banks)	12,100	85,064
SMC Corporation (Industrials, Machinery)	900	574,597
SoftBank Corporation (Communication services, Wireless telecommunication services)	87,600	1,205,776
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	40,400	2,123,102
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	8,500	362,326
Sompo Holdings Incorporated (Financials, Insurance)	16,200	665,302
Sony Corporation (Consumer discretionary, Household durables)	34,600	4,221,501
Square Enix Company Limited (Communication services, Entertainment)	12,200	638,311
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	21,333	462,428
Sumitomo Chemical Company Limited (Materials, Chemicals)	106,000	486,227
Sumitomo Corporation (Industrials, Trading companies & distributors)	5,800	78,969
Sumitomo Dainippon Pharma Company Limited (Health care, Pharmaceuticals)	14,500	176,718
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	39,300	514,406
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	14,000	517,460
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	37,800	1,229,819
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	18,100	565,362
Suntory Beverage & Food Limited (Consumer staples, Beverages)	4,500	158,746
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	8,933	360,604
Sysmex Corporation (Health care, Health care equipment & supplies)	2,800	348,272
T&D Holdings Incorporated (Financials, Insurance)	7,500	88,149
Taisei Corporation (Industrials, Construction & engineering)	6,500	189,222
Taiyo Nippon Sanso Corporation (Energy, Oil, gas & consumable fuels)	14,800	312,129
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	52,500	1,404,530
TDK Corporation (Information technology, Electronic equipment, instruments & components)	5,700	225,489
Terumo Corporation (Health care, Health care equipment & supplies)	7,300	297,287
TIS Incorporated (Information technology, Software)	54,200	1,670,700
Toho Company Limited Tokyo (Communication services, Entertainment)	100	4,438
Tohoku Electric Power Company Incorporated (Utilities, Electric utilities)	4,400	30,455
Tokio Marine Holdings Incorporated (Financials, Insurance)	7,600	381,667
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	6,300	3,310,459
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	58,500	886,744
Toray Industries Incorporated (Materials, Chemicals)	135,900	785,773
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Toshiba Corporation (Industrials, Industrial conglomerates)	37,800	$ 1,508,748
Tosoh Corporation (Materials, Chemicals)	53,600	766,281
Toyota Motor Corporation (Consumer discretionary, Automobiles)	344,000	6,102,302
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	19,600	848,762
Trend Micro Incorporated (Information technology, Software)	6,300	363,278
Unicharm Corporation (Consumer staples, Household products)	6,900	298,882
United Urban Investment Corporation (Real estate, Equity REITs)	313	399,843
Yakult Honsha Company Limited (Consumer staples, Food products)	3,300	165,597
Yamada Denki Company Limited (Consumer discretionary, Specialty retail)	308,900	1,079,403
Yamaha Corporation (Consumer discretionary, Leisure products)	7,833	402,008
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	16,800	422,495
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	17,800	392,919
Yaskawa Electric Corporation (Industrials, Machinery)	5,700	254,414
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	5,000	93,730
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	46,400	1,470,672
		134,212,809
Luxembourg: 0.52%
ArcelorMittal SA (Materials, Metals & mining)	78,356	2,127,197
Eurofins Scientific SE (Health care, Life sciences tools & services)	10,482	1,340,959
Tenaris SA (Energy, Energy equipment & services)	16,071	157,382
		3,625,538
Netherlands: 5.20%
Adyen NV (Information technology, IT services) 144A†	586	1,623,123
Aegon NV (Financials, Insurance)	160,974	710,511
Airbus SE (Industrials, Aerospace & defense) †	16,431	1,834,029
Akzo Nobel NV (Materials, Chemicals)	7,281	766,153
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	3,323	1,493,663
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	14,646	11,495,358
CNH Industrial NV (Industrials, Machinery)	19,038	312,493
Davide Campari-Milano NV (Consumer staples, Beverages)	20,587	300,070
Exor NV (Financials, Diversified financial services)	16,691	1,463,317
Heineken Holding NV (Consumer staples, Beverages)	4,974	414,249
Heineken NV (Consumer staples, Beverages)	7,237	720,321
ING Groep NV (Financials, Banks)	118,513	1,637,073
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	39,441	1,327,180
Koninklijke DSM NV (Materials, Chemicals)	3,013	648,507
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	290,785	856,560
Koninklijke Philips NV (Health care, Health care equipment & supplies)	31,152	1,097,808
NN Group NV (Financials, Insurance)	16,762	832,895
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	34,165	2,745,597
Qiagen NV (Health care, Life sciences tools & services) †	630	34,809
Randstad Holdings NV (Industrials, Professional services)	22,680	1,431,128
Stellantis NV (Consumer discretionary, Automobiles)	102,484	1,748,760
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	4,572	222,665
Universal Music Group NV (Communication services, Entertainment)	39,469	1,132,922
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Netherlands: (continued)
Universal Music Group NV (Communication services, Entertainment)	3,619	$ 103,880
Wolters Kluwer NV (Communication services, Media)	8,519	958,054
		35,911,125
New Zealand: 0.24%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	43,662	234,189
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	22,094	499,889
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	54,425	175,025
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	240,711	752,841
		1,661,944
Norway: 0.70%
DNB Bank ASA (Financials, Banks)	41,759	911,387
Equinor ASA (Energy, Oil, gas & consumable fuels)	26,889	672,788
Gjensidige Forsikring ASA (Financials, Insurance)	13,348	302,365
Mowi ASA (Consumer staples, Food products)	31,414	714,260
Norsk Hydro ASA (Materials, Metals & mining)	161,397	1,045,221
Orkla ASA (Consumer staples, Food products)	27,797	254,087
Telenor ASA (Communication services, Diversified telecommunication services)	41,992	620,484
Yara International ASA (Materials, Chemicals)	6,173	303,034
		4,823,626
Portugal: 0.13%
Energias de Portugal SA (Utilities, Electric utilities)	9,496	52,038
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	33,623	315,533
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	23,821	519,101
		886,672
Singapore: 0.83%
Capitaland Investments Limited (Real estate, Real estate management & development) †	140,900	346,945
DBS Group Holdings Limited (Financials, Banks)	61,413	1,337,735
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,783,124	1,005,006
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	146,096	1,170,842
Singapore Exchange Limited (Financials, Capital markets)	16,300	106,420
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	55,469	154,326
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	50,200	86,440
United Overseas Bank Limited (Financials, Banks)	56,386	1,055,327
UOL Group Limited (Real estate, Real estate management & development)	26,473	133,064
Wilmar International Limited (Consumer staples, Food products)	118,085	354,159
		5,750,264
Spain: 1.96%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	8,701	208,528
Aena SA (Industrials, Transportation infrastructure) 144A†	2,661	390,810
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Spain: (continued)
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	326,699	$ 1,732,034
Banco Santander Central Hispano SA (Financials, Banks)	650,716	2,023,240
CaixaBank SA (Financials, Banks)	219,428	566,534
EDP Renováveis SA (Utilities, Independent power & renewable electricity producers)	5,798	149,125
Enagás SA (Utilities, Gas utilities)	23,782	542,606
Endesa SA (Utilities, Electric utilities)	11,268	253,472
Gas Natural SDG SA (Utilities, Gas utilities)	21,622	596,505
Grifols SA (Health care, Biotechnology)	10,583	189,995
Iberdrola SA (Utilities, Electric utilities)	188,251	2,114,460
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	33,758	1,067,114
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	18,235	387,602
Repsol SA (Energy, Oil, gas & consumable fuels)	123,686	1,366,728
Telefónica SA (Communication services, Diversified telecommunication services)	431,861	1,959,370
		13,548,123
Sweden: 3.07%
Alfa Laval AB (Industrials, Machinery)	17,947	692,493
Assa Abloy AB Class B (Industrials, Building products)	23,261	651,765
Atlas Copco AB Class A (Industrials, Machinery)	23,480	1,436,479
Atlas Copco AB Class B (Industrials, Machinery)	11,757	610,653
Boliden AB (Materials, Metals & mining)	8,885	306,293
Electrolux AB (Industrials, Electronic equipment, instruments & components)	33,174	744,824
Epiroc AB Class A (Industrials, Machinery)	36,628	886,753
Epiroc AB Class B (Industrials, Machinery)	18,926	380,582
EQT AB (Financials, Capital markets)	13,208	776,556
Ericsson LM Class B (Information technology, Communications equipment)	108,864	1,094,351
Essity Aktiebolag AB (Consumer staples, Household products)	16,249	518,864
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	6,828	716,924
Fastighets AB Balder B Shares (Real estate, Real estate management & development) †	2,513	187,714
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	64,909	943,950
Husqvarna AB Class B (Industrials, Machinery)	14,449	203,421
Industrivarden AB Class A (Financials, Diversified financial services)	24,468	726,394
Industrivarden AB Class C (Financials, Diversified financial services)	7,773	229,105
Investor AB (Financials, Diversified financial services)	55,287	1,284,678
Kinnevik AB (Financials, Diversified financial services)	20,169	719,091
Lundin Energy AB (Energy, Oil, gas & consumable fuels)	21,582	762,695
Nibe Industrier AB (Industrials, Building products)	13,825	197,055
Sandvik AB (Industrials, Machinery)	32,959	813,732
Securitas AB Class B (Industrials, Commercial services & supplies)	67,434	974,306
Sinch AB (Information technology, Software) 144A†	38,137	507,123
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	46,750	679,835
Skanska AB Class B (Industrials, Construction & engineering)	33,122	762,109
SKF AB Class B (Industrials, Machinery)	32,549	742,984
Svenska Handelsbanken AB Class A (Financials, Banks)	33,930	358,978
Swedbank AB Class A (Financials, Banks)	25,747	518,410
Swedish Match AB (Consumer staples, Tobacco)	39,538	288,463
Tele2 AB Class B (Communication services, Wireless telecommunication services)	17,744	253,218
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Sweden: (continued)
Volvo AB Class A (Industrials, Machinery)	4,715	$ 103,009
Volvo AB Class B (Industrials, Machinery)	50,650	1,090,473
		21,163,280
Switzerland: 8.49%
ABB Limited (Industrials, Electrical equipment)	87,293	3,018,835
Adecco SA (Industrials, Professional services)	5,498	254,796
Alcon Incorporated (Health care, Health care equipment & supplies)	15,240	1,203,788
Barry Callebaut AG (Consumer staples, Food products)	38	89,901
Chocoladefabriken Lindt & Sprungli AG (Consumer staples, Food products)	6	73,918
Chocoladefabriken Lindt & Sprungli AG (Consumer staples, Food products)	2	247,045
Clariant AG (Materials, Chemicals)	10,111	197,988
Coca-Cola HBC AG (Consumer staples, Beverages)	28,715	884,289
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	14,364	2,137,585
Credit Suisse Group AG (Financials, Capital markets)	50,516	487,752
EMS-Chemie Holdings AG (Materials, Chemicals)	249	237,371
Geberit AG (Industrials, Building products)	1,282	978,821
Givaudan SA (Materials, Chemicals)	99	483,986
Julius Bär Gruppe AG (Financials, Capital markets)	10,882	675,380
LafargeHolcim Limited (Materials, Construction materials)	12,835	618,312
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	5,291	421,977
Lonza Group AG (Health care, Life sciences tools & services)	1,948	1,570,765
Nestle SA (Consumer staples, Food products)	97,872	12,544,425
Novartis AG (Health care, Pharmaceuticals)	76,296	6,081,229
Partners Group Holding AG (Financials, Capital markets)	1,276	2,202,181
Roche Holding AG (Health care, Pharmaceuticals)	24,205	9,449,878
Roche Holding AG (Health care, Pharmaceuticals)	3,313	1,373,723
Schindler Holding AG (Industrials, Machinery)	1,444	371,928
Schindler Holding AG (Industrials, Machinery)	101	25,067
SGS SA (Industrials, Professional services)	47	141,788
Sika AG (Materials, Chemicals)	5,560	2,171,185
Sonova Holding AG (Health care, Health care equipment & supplies)	1,979	743,745
Straumann Holding AG (Health care, Health care equipment & supplies)	604	1,284,072
Swiss Life Holding AG (Financials, Insurance)	525	301,319
Swiss Prime Site AG (Real estate, Real estate management & development)	3,967	375,777
Swiss Reinsurance AG (Financials, Insurance)	15,725	1,475,957
Swisscom AG (Communication services, Diversified telecommunication services)	852	473,295
Temenos AG (Information technology, Software)	4,818	616,195
The Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	2,659	151,852
The Swatch Group AG Class B (Consumer discretionary, Textiles, apparel & luxury goods)	2,747	806,820
UBS Group AG (Financials, Capital markets)	144,959	2,506,555
Zurich Insurance Group AG (Financials, Insurance)	4,634	1,905,081
		58,584,581
United Kingdom: 12.05%
3i Group plc (Financials, Capital markets)	90,781	1,665,644
Admiral Group plc (Financials, Insurance)	15,588	612,829
Anglo American plc (Materials, Metals & mining)	45,929	1,690,639
Ashtead Group plc (Industrials, Trading companies & distributors)	14,930	1,201,090
AstraZeneca plc (Health care, Pharmaceuticals)	49,927	5,473,734
See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Auto Trader Group plc (Communication services, Interactive media & services) 144A	158,430	$ 1,538,931
Aviva plc (Financials, Insurance)	58,712	299,646
BAE Systems plc (Industrials, Aerospace & defense)	134,905	982,492
Barclays plc (Financials, Banks)	629,885	1,537,977
Barratt Developments plc (Consumer discretionary, Household durables)	75,097	695,462
BHP Group plc (Materials, Metals & mining)	74,909	2,046,967
BP plc (Energy, Oil, gas & consumable fuels)	717,510	3,113,080
British American Tobacco plc (Consumer staples, Tobacco)	66,927	2,239,860
BT Group plc (Communication services, Diversified telecommunication services) †	549,567	1,156,890
Bunzl plc (Industrials, Trading companies & distributors)	235	8,941
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	13,550	318,247
Coca-Cola European Partners plc (Consumer staples, Beverages)	13,717	677,208
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	85,374	1,665,464
Diageo plc (Consumer staples, Beverages)	74,717	3,770,835
Direct Line Insurance Group plc (Financials, Insurance)	210,587	754,651
EVRAZ plc (Materials, Metals & mining)	224,322	1,710,078
Experian Group Limited plc (Industrials, Professional services)	6,860	307,986
Ferguson plc (Industrials, Trading companies & distributors)	7,168	1,091,168
GlaxoSmithKline plc (Health care, Pharmaceuticals)	169,082	3,432,888
Glencore plc (Materials, Metals & mining)	485,740	2,306,193
GVC Holdings plc (Consumer discretionary, Hotels, restaurants & leisure) †	51,958	1,154,878
Halma plc (Information technology, Electronic equipment, instruments & components)	17,268	688,314
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	20,106	590,987
HSBC Holdings plc (Financials, Banks)	676,333	3,737,685
Imperial Tobacco Group plc (Consumer staples, Tobacco)	59,669	1,219,438
Intertek Group plc (Industrials, Professional services)	2,562	181,427
J Sainsbury plc (Consumer staples, Food & staples retailing)	263,918	969,595
JD Sports Fashion plc (Consumer discretionary, Specialty retail)	39,490	116,785
Johnson Matthey plc (Materials, Chemicals)	6,864	190,696
Kingfisher plc (Consumer discretionary, Specialty retail)	196,232	824,611
Land Securities Group plc (Real estate, Equity REITs)	37,802	364,389
Legal & General Group plc (Financials, Insurance)	132,277	494,173
Lloyds Banking Group plc (Financials, Banks)	2,439,311	1,514,673
Mondi plc (Materials, Paper & forest products)	16,895	385,935
National Grid plc (Utilities, Multi-utilities)	118,469	1,571,971
NatWest Group plc (Financials, Banks)	23,114	65,129
Next plc (Consumer discretionary, Multiline retail)	7,068	738,429
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	751
Pearson plc (Communication services, Media)	63,037	498,458
Persimmon plc (Consumer discretionary, Household durables)	18,347	666,743
Prudential plc (Financials, Insurance)	65,265	1,102,407
Reckitt Benckiser Group plc (Consumer staples, Household products)	14,760	1,195,604
RELX plc (Industrials, Professional services)	50,819	1,576,438
Rio Tinto plc (Materials, Metals & mining)	39,654	2,430,953
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	175,898	286,950
Royal Dutch Shell plc Class A (Energy, Oil, gas & consumable fuels)	107,439	2,247,556
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	96,124	2,014,368
Schroders plc (Financials, Capital markets)	11,698	533,474
Segro plc (Real estate, Equity REITs)	48,930	914,461
Smith & Nephew plc (Health care, Health care equipment & supplies)	4,661	74,909
Spirax-Sarco Engineering plc (Industrials, Machinery)	4,628	960,258
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
SSE plc (Utilities, Electric utilities)	54,009	$ 1,110,364
St. James's Place plc (Financials, Capital markets)	18,509	381,109
Standard Chartered plc (Financials, Banks)	104,460	574,855
Standard Life Aberdeen plc (Financials, Capital markets)	148,955	460,571
Taylor Wimpey plc (Consumer discretionary, Household durables)	155,230	326,021
Tesco plc (Consumer staples, Food & staples retailing)	529,481	1,952,970
The British Land Company plc (Real estate, Equity REITs)	79,118	534,946
The Sage Group plc (Information technology, Software)	98,274	1,008,525
Unilever plc (London Exchange) (Consumer staples, Personal products)	88,638	4,527,007
United Utilities Group plc (Utilities, Water utilities)	35,343	507,627
Vodafone Group plc (Communication services, Wireless telecommunication services)	991,721	1,437,814
WPP plc (Communication services, Media)	50,084	695,172
		83,128,326
United States: 0.37%
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	113,100	1,530,489
West Fraser Timber Company Limited (Industrials, Professional services)	12,290	1,010,561
		2,541,050
Total Common stocks (Cost $557,354,806)		649,057,210

	Dividend yield
Preferred stocks: 0.47%
Germany: 0.46%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	2.96%	5,021	393,707
Fuchs Petrolub SE (Materials, Chemicals)	2.46	10,593	475,736
Henkel AG & Company KGaA (Consumer staples, Household products)	2.82	13,645	1,076,597
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	6.22	9,962	835,767
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.12	592	407,255
			3,189,062
Italy: 0.01%
Telecom Italia RSP (Communication services, Diversified telecommunication services)	6.71	89,445	43,683
Total Preferred stocks (Cost $3,241,436)			3,232,745

		Yield
Short-term investments: 4.05%
Investment companies: 4.05%
Allspring Government Money Market Fund Select Class ♠∞		0.03	27,930,925	27,930,925
Total Short-term investments (Cost $27,930,925)				27,930,925
Total investments in securities (Cost $588,527,167)	98.57%			680,220,880
Other assets and liabilities, net	1.43			9,896,573
Total net assets	100.00%			$690,117,453

See accompanying notes to portfolio of investments

Allspring Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—November 30, 2021 (unaudited)
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,944,761	$138,672,956	$(124,686,792)	$0	$0	$27,930,925	27,930,925	$3,347
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	217	12-17-2021	$25,403,854	$24,255,175	$0	$(1,148,679)
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. . The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Factor Enhanced International Equity Portfolio  |  19

Notes to portfolio of investments—November 30, 2021 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Allspring Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$38,371,561	$0	$38,371,561
Austria	0	971,437	0	971,437
Belgium	0	5,851,645	0	5,851,645
Canada	70,489,031	0	0	70,489,031
Denmark	0	17,241,151	0	17,241,151
Finland	0	6,593,837	0	6,593,837
France	0	59,956,286	0	59,956,286
Germany	0	45,740,160	0	45,740,160
Hong Kong	0	19,383,573	0	19,383,573
Ireland	932,839	3,029,568	0	3,962,407
Israel	1,358,801	3,264,438	0	4,623,239
Italy	0	10,035,545	0	10,035,545
Japan	839,013	133,373,796	0	134,212,809
Luxembourg	0	3,625,538	0	3,625,538
Netherlands	1,236,802	34,674,323	0	35,911,125
New Zealand	0	1,661,944	0	1,661,944
Norway	0	4,823,626	0	4,823,626
Portugal	519,101	367,571	0	886,672
Singapore	346,945	5,403,319	0	5,750,264
Spain	2,557,927	10,990,196	0	13,548,123
Sweden	0	21,163,280	0	21,163,280
Switzerland	320,963	58,263,618	0	58,584,581
United Kingdom	677,208	82,451,118	0	83,128,326
United States	1,010,561	1,530,489	0	2,541,050
Preferred stocks
Germany	475,736	2,713,326	0	3,189,062
Italy	0	43,683	0	43,683
Short-term investments
Investment companies	27,930,925	0	0	27,930,925
Total assets	$108,695,852	$571,525,028	$0	$680,220,880
Liabilities
Futures contracts	$1,148,679	$0	$0	$1,148,679
Total liabilities	$1,148,679	$0	$0	$1,148,679
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $4,340,818 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced International Equity Portfolio  |  21